Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 25,086	$ 26,818
Goodwill	113,451	117,043
Intangible assets	40,703	41,286
Investments in associates	4,865	4,872
Investment securities	185	178
Deferred tax assets	2,771	2,935
Pensions and similar obligations	12	12
Income tax receivables	749	844
Derivatives	184	44
Trade and other receivables	1,687	1,941
Total non-current assets	189,694	195,973
Current assets
Investment securities	252	67
Inventories	5,567	5,583
Income tax receivables	611	822
Derivatives	448	505
Trade and other receivables	6,705	6,024
Cash and cash equivalents	7,392	10,332
Assets classified as held for sale	51	34
Total current assets	21,026	23,367
Total assets	210,720	219,340
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	15,617	20,276
Retained earnings	43,543	42,215
Equity attributable to equity holders of AB InBev	78,517	81,848
Non-controlling interests	10,725	10,828
Total equity	89,241	92,676
Non-current liabilities
Interest-bearing loans and borrowings	75,944	74,163
Pensions and similar obligations	1,495	1,673
Deferred tax liabilities	11,761	11,874
Income tax payables	408	589
Derivatives	55	151
Trade and other payables	880	738
Provisions	368	320
Total non-current liabilities	90,912	89,508
Current liabilities
Bank overdrafts	17	17
Interest-bearing loans and borrowings	2,240	3,987
Income tax payables	1,144	1,583
Derivatives	5,223	5,318
Trade and other payables	21,708	25,981
Provisions	235	269
Total current liabilities	30,566	37,156
Total equity and liabilities	$ 210,720	$ 219,340